As filed with the Securities and Exchange Commission on June 10, 2019.

Investment Company Act File No. 811-23161

Securities Act of 1933 File No. 333-212032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 48	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 51	☒

(Check appropriate box or boxes)

Nushares ETF Trust

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Office)

(312) 917-7700

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Christopher M. Rohrbacher Vice President and Secretary 333 West Wacker Drive Chicago, IL 60606	With a copy to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603	With a copy to: W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on July 10, 2019 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A for Nushares ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until July 10, 2019, the effectiveness of Post-Effective Amendment No. 39 (“PEA No. 39”), which was filed with the Commission via EDGAR Accession No. 0001193125-19-060779 on March 1, 2019, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 39 by means of this filing, Parts A, B and C of PEA No. 39, as indicated below, are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectus for the Nuveen ESG High Yield Corporate Bond ETF is incorporated herein by reference to Part A of PEA No. 39.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Nuveen ESG High Yield Corporate Bond ETF is incorporated herein by reference to Part B of PEA No. 39.

PART C—OTHER INFORMATION

The Part C for the Nuveen ESG High Yield Corporate Bond ETF is incorporated herein by reference to Part C of PEA No. 39.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 48 to Registration Statement No. 333-212032 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 10th day of June, 2019.

NUSHARES ETF TRUST

BY:	/S/ CHRISTOPHER M. ROHRBACHER
Christopher M. Rohrbacher Vice President and Secretary

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title			Date
/S/ E. SCOTT WICKERHAM E. SCOTT WICKERHAM	Vice President and Controller (principal financial and accounting officer)			June 10, 2019

/S/ JORDAN M. FARRIS JORDAN M. FARRIS	Chief Administrative Officer (principal executive officer)			June 10, 2019

TERRENCE J. TOTH*	Trustee	ü ï ï ï ï ï ï ï ï ï ï ï ï ý ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	* /S/ CHRISTOPHER M. ROHRBACHER CHRISTOPHER M. ROHRBACHER Attorney-in-Fact June 10, 2019
MARGO L. COOK*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
ALBIN F. MOSCHNER*	Trustee
JOHN K. NELSON*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
MARGARET L. WOLFF*	Trustee
ROBERT L. YOUNG*	Trustee

*

The powers of attorney authorizing Christopher M. Rohrbacher, among others, to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed as exhibit (q) to this Registration Statement.